Financial Instruments Fair value of the commodity risk management assets and liabilities by classification level (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Change in foreign exchange rates	$ (15)	$ (1)	$ (5)
Gains recognized in OCI	(57)	(138)	(105)
Total gains included in earnings before income taxes	(9)	136	271
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		34
Commodity risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		728
Recurring fair value measurement | Level I
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	3	(1)
Recurring fair value measurement | Level 2 of fair value hierarchy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(19)	(42)
Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	695	771	758
Market price changes	(132)	(67)
Change in foreign exchange rates	72	(52)
Transfers into Level 3 of fair value hierarchy, assets	(4)	1
Recurring fair value measurement | Level III | Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(2)	34
Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in OCI	60	50
Total gains included in earnings before income taxes	90	86
Unrealized gains included in earnings before income taxes relating to met assets held	(42)	19
Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	689	719	726
Market price changes	(90)	(57)
Change in foreign exchange rates	67	(50)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Fair value hedges [member] | Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in OCI	60	50
Total gains included in earnings before income taxes	90	57
Unrealized gains included in earnings before income taxes relating to met assets held	0	0
Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	6	52	$ 32
Market price changes	(42)	(10)
Change in foreign exchange rates	5	(2)
Transfers into Level 3 of fair value hierarchy, assets	(4)	1
Non-Hedges | Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains recognized in OCI	0	0
Total gains included in earnings before income taxes	0	29
Unrealized gains included in earnings before income taxes relating to met assets held	(42)	19
Derivative Instruments, Existing Contracts [Member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(16)	98
Derivative Instruments, Existing Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(7)	100
Derivative Instruments, Existing Contracts [Member] | Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(9)	(2)
Derivative Instruments, New Contracts [Member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	4	33
Derivative Instruments, New Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Derivative Instruments, New Contracts [Member] | Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	$ 4	$ 33